VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Re: The Timberland Company (814361)
Ladies and Gentlemen:
On behalf of The Timberland Company (the “Company”), please find enclosed for filing the Annual Report on Form 10-K for the fiscal year ended December 31, 2009, along with financial statements, financial statement schedule, notes, and exhibits.
     Please direct any comments or questions on the enclosed materials to the undersigned at (603) 773-1204.

Very truly yours,
/s/ DANETTE WINEBERG
Danette Wineberg